UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential MoneyMart Assets, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2016

Date of reporting period:	10/31/2015

Item 1. Schedule of Investments

Prudential MoneyMart Assets, Inc.

Schedule of Investments

as of October 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit — 14.0%
Bank of America NA	0.344	%(a)	01/07/16	5,000	$5,000,000
Bank of America NA	0.380%		01/15/16	5,000	5,000,000
Bank of Montreal	0.280%		12/21/15	13,000	13,000,000
Bank of Montreal	0.407	%(a)	02/22/16	1,000	1,000,222
Bank of Nova Scotia	0.383	%(a)	03/10/16	2,000	2,000,000
Bank of Nova Scotia	0.441	%(a)	01/11/16	7,000	7,000,983
Canadian Imperial Bank of Commerce	0.323	%(a)	03/14/16	2,000	2,000,000
Canadian Imperial Bank of Commerce	0.344	%(a)	01/08/16	2,000	2,000,000
Canadian Imperial Bank of Commerce	0.362	%(a)	02/05/16	5,000	5,000,741
Canadian Imperial Bank of Commerce	0.436	%(a)	03/24/16	5,000	5,001,508
Citibank NA	0.250%		01/20/16	1,000	1,000,000
HSBC Bank USA NA	0.490	%(a)	03/18/16	3,000	3,000,505
Nordea Bank AB	0.421	%(a)	11/09/15	700	700,010
Rabobank Nederland	0.321	%(a)	11/17/15	2,000	1,999,988
Royal Bank of Canada	0.317	%(a)	02/12/16	7,000	7,000,000
State Street Bank & Trust Co.	0.341	%(a)	03/21/16	4,000	4,000,000
State Street Bank & Trust Co.	0.357	%(a)	02/10/16	5,000	5,000,000
Svenska Handelsbanken AB	0.320%		12/11/15	4,000	4,000,000
Svenska Handelsbanken AB	0.344	%(a)	01/27/16	1,000	1,000,000
Toronto Dominion Bank	0.160%		11/09/15	8,000	8,000,000
Wells Fargo Bank NA	0.313	%(a)	02/08/16	5,000	5,000,172
Wells Fargo Bank NA	0.317	%(a)	12/23/15	2,000	2,000,099
Wells Fargo Bank NA	0.327	%(a)	04/04/16	1,000	1,000,000
Wells Fargo Bank NA	0.337	%(a)	05/03/16	2,000	2,000,000

					92,704,228

Commercial Paper — 23.4%
Air Products and Chemicals, Inc., 144A	0.142	%(b)	11/04/15	2,000	1,999,977
Apple, Inc., 144A	0.132	%(b)	11/19/15	10,000	9,999,350
Bank of Nova Scotia, 144A	0.264	%(b)	02/01/16	1,000	999,336
Caisse Centrale Desjardins du Quebec, 144A	0.157	%(b)	11/19/15	10,000	9,999,225
Caterpillar Financial Services Corp.	0.122	%(b)	11/02/15	10,000	9,999,967
CDP Financial, Inc., 144A	0.264	%(b)	01/13/16	5,000	4,997,364
CDP Financial, Inc., 144A	0.305	%(b)	02/12/16	5,000	4,995,708
Commonwealth Bank of Australia, 144A	0.314	%(a)	04/13/16	6,000	6,000,000
CPPIB Capital, Inc., 144A	0.203	%(b)	12/02/15	1,667	1,666,713
DNB Bank ASA, 144A	0.264	%(b)	01/22/16	4,000	3,997,631
DNB Bank ASA, 144A	0.274	%(b)	02/08/16	4,000	3,997,030
DNB Bank ASA, 144A	0.346	%(a)	04/21/16	6,000	6,000,000
European Investment Bank	0.203	%(b)	01/25/16	5,000	4,997,639
Exxon Mobil Corp.	0.132	%(b)	11/19/15	5,000	4,999,675
HSBC Bank PLC, 144A	0.341	%(a)	04/29/16	2,000	2,000,000
International Finance Corp.	0.101	%(b)	11/10/15	2,000	1,999,950
International Finance Corp.	0.132	%(b)	12/09/15	5,000	4,999,314
International Finance Corp.	0.213	%(b)	11/12/15	7,000	6,999,551
International Finance Corp.	0.223	%(b)	11/03/15	3,000	2,999,963
JPMorgan Securities LLC	0.152	%(b)	11/05/15	1,000	999,983
JPMorgan Securities LLC, 144A	0.416	%(a)	05/09/16	3,000	3,000,000
JPMorgan Securities LLC, 144A	0.453	%(a)	04/27/16	3,000	3,000,000
KFW, 144A	0.173	%(b)	11/09/15	8,000	7,999,698
Microsoft Corp., 144A	0.112	%(b)	11/13/15	3,000	2,999,890
Microsoft Corp., 144A	0.132	%(b)	11/12/15	5,000	4,999,801
Province of Quebec, 144A	0.152	%(b)	11/02/15	11,559	11,558,952
PSP Capital, Inc., 144A	0.244	%(b)	01/19/16	5,000	4,997,366
Sanofi, 144A	0.112	%(b)	11/05/15	3,000	2,999,963
Toronto Dominion Holdings USA Inc., 144A	0.264	%(b)	02/08/16	4,000	3,997,140
Total Capital Canada Ltd., 144A	0.234	%(b)	01/15/16	8,000	7,996,166
Wal-Mart Stores, Inc., 144A	0.132	%(b)	11/09/15	7,000	6,999,798

					155,197,150

Other Corporate Obligations — 6.1%
Australia & New Zealand Banking Group Ltd., Sr. Unsec’d. Notes	0.900%		02/12/16	5,000	5,007,778
Commonwealth Bank of Australia, Sr. Unsec’d. Notes, 144A	0.452	%(a)	12/04/15	2,000	2,000,279
Commonwealth Bank of Australia, Sr. Unsec’d. Notes, 144A	0.534	%(a)	06/03/16	5,000	5,003,642
General Electric Capital Corp., MTN	0.551	%(a)	01/14/16	2,750	2,751,166
Inter-American Development Bank, GMTN	0.237	%(a)	02/11/16	1,100	1,100,095
International Business Machines Corp.	0.374	%(a)	02/05/16	2,100	2,100,538
International Business Machines Corp.	2.000%		01/05/16	7,000	7,020,895
Svenska Handelsbanken AB	0.454	%(a)	11/05/15	5,500	5,500,000
Total Capital Canada Ltd.	0.700	%(a)	01/15/16	2,000	2,001,601
Volkswagen Group of America Finance LLC, 144A	0.499	%(a)	11/23/15	4,700	4,700,201
Volkswagen International Finance NV, 144A	0.654	%(a)	11/18/15	1,000	1,000,109
Wells Fargo Bank NA	0.479	%(a)	06/02/16	2,000	2,000,960

					40,187,264

Time Deposits — 3.3%
Australia & New Zealand Banking Group Ltd.(c)	0.320%		11/10/15	4,000	4,000,000
Credit Agricole Corporate & Investment	0.070%		11/02/15	18,239	18,239,000

					22,239,000

U.S. Government Agency Obligations — 45.3%
Federal National Mortgage Assoc.	0.132	%(b)	02/03/16	5,000	4,998,303
Federal National Mortgage Assoc.	0.207	%(a)	07/25/16 - 10/21/16	5,000	5,000,433
Federal National Mortgage Assoc.	0.223	%(b)	02/02/16	2,000	1,998,863
Federal Farm Credit Bank	0.137	%(a)	07/25/16	2,000	1,999,493
Federal Farm Credit Bank	0.169	%(a)	10/03/16	5,000	4,998,887
Federal Farm Credit Bank	0.173	%(a)	09/27/16	2,000	1,999,645
Federal Farm Credit Bank	0.174	%(a)	02/03/16	2,000	2,000,027
Federal Farm Credit Bank	0.177	%(a)	11/25/15	2,000	2,000,087
Federal Farm Credit Bank	0.192	%(a)	10/13/16	7,000	7,000,000
Federal Farm Credit Bank	0.194	%(a)	12/28/16	2,000	1,999,766
Federal Farm Credit Bank	0.207	%(a)	06/30/16	5,000	4,999,515
Federal Farm Credit Bank	0.212	%(a)	03/31/16	1,000	999,996
Federal Farm Credit Bank	0.213	%(a)	09/14/16	4,000	4,000,761
Federal Farm Credit Bank	0.214	%(a)	05/04/16	4,000	4,000,948
Federal Farm Credit Bank	0.383	%(b)	06/06/16	4,400	4,390,008
Federal Home Loan Bank	0.071	%(b)	12/04/15	20,000	19,998,717
Federal Home Loan Bank	0.091	%(b)	11/25/15	3,000	2,999,820
Federal Home Loan Bank	0.101	%(b)	11/20/15	5,000	4,999,736
Federal Home Loan Bank	0.112	%(b)	11/10/15	5,000	4,999,863
Federal Home Loan Bank	0.114	%(b)	11/18/15	9,000	8,999,521
Federal Home Loan Bank	0.116	%(b)	12/08/15	4,400	4,399,485
Federal Home Loan Bank	0.117	%(b)	01/06/16	5,500	5,498,840
Federal Home Loan Bank	0.125	%(b)	01/27/16	3,000	2,999,108
Federal Home Loan Bank	0.127	%(b)	01/22/16	3,000	2,999,146
Federal Home Loan Bank	0.127	%(a)	02/18/16	4,000	4,000,000
Federal Home Loan Bank	0.140	%(b)	01/29/16	13,000	12,995,501
Federal Home Loan Bank	0.142	%(b)	01/04/16	8,000	7,998,009
Federal Home Loan Bank	0.142	%(a)	08/18/16	2,000	1,999,916
Federal Home Loan Bank	0.147	%(b)	12/17/15 - 01/28/16	8,000	7,997,672
Federal Home Loan Bank	0.152	%(b)	01/25/16	7,000	6,997,521
Federal Home Loan Bank	0.152	%(a)	08/19/16	3,000	2,999,879
Federal Home Loan Bank	0.157	%(a)	08/24/16 - 08/25/16	11,000	10,999,221
Federal Home Loan Bank	0.159	%(a)	03/03/16	3,000	2,999,974
Federal Home Loan Bank	0.164	%(a)	03/08/16	6,500	6,499,679
Federal Home Loan Bank	0.168	%(a)	09/01/16 - 09/02/16	9,000	8,999,460
Federal Home Loan Bank	0.171	%(a)	01/21/16	2,000	1,999,978
Federal Home Loan Bank	0.176	%(b)	11/06/15	8,000	7,999,807

Federal Home Loan Bank	0.177	%(a)	11/25/15 - 01/25/16	7,000	7,000,084
Federal Home Loan Bank	0.179	%(a)	03/28/16	4,000	4,000,000
Federal Home Loan Bank	0.181	%(a)	08/17/16	5,000	4,998,499
Federal Home Loan Bank	0.187	%(a)	07/06/16	3,000	3,000,000
Federal Home Loan Bank	0.196	%(b)	11/13/15	6,000	5,999,613
Federal Home Loan Bank	0.203	%(b)	11/03/15 - 11/16/15	9,929	9,928,678
Federal Home Loan Bank	0.209	%(a)	12/24/15	3,000	2,999,899
Federal Home Loan Bank	0.216	%(b)	12/18/15	9,000	8,997,497
Federal Home Loan Bank	0.223	%(b)	11/12/15 - 12/03/15	7,000	6,999,339
Federal Home Loan Bank	0.223	%(a)	04/28/16	3,000	3,000,000
Federal Home Loan Bank	0.226	%(a)	03/11/16	2,000	2,000,137
Federal Home Loan Bank	0.234	%(b)	12/11/15 - 01/20/16	9,000	8,997,445
Federal Home Loan Bank	0.236	%(a)	03/14/16	10,000	10,000,000
Federal Home Loan Bank	0.255	%(b)	04/13/16	6,000	5,993,167
Federal Home Loan Bank	0.274	%(b)	12/16/15	3,000	2,998,988
Federal Home Loan Mortgage Corp.	0.157	%(a)	02/18/16	6,000	5,999,727
Federal Home Loan Mortgage Corp.	0.158	%(a)	09/02/16	4,000	4,000,000
Federal Home Loan Mortgage Corp.	0.191	%(a)	07/21/16	2,000	1,999,933
Federal Home Loan Mortgage Corp.	0.199	%(a)	04/20/17	6,000	5,998,652

					299,679,243

U.S. Treasury Obligations — 2.5%
U.S. Treasury Notes	0.250%		05/16/16	7,500	7,501,954
U.S. Treasury Notes	0.375%		05/31/16	4,000	4,003,737
U.S. Treasury Notes	1.750%		05/31/16	5,000	5,043,697

					16,549,388

Repurchase Agreements(d) — 6.5%
Goldman Sachs & Co. 0.07%, dated 10/28/15, due 11/04/15, in the amount of $13,000,177	0.070%		11/04/15	13,000	13,000,000
TD Securities (USA) LLC 0.08%, dated 10/30/15, due 11/02/15, in the amount of $30,000,200	0.080%		11/02/15	30,000	30,000,000

					43,000,000

TOTAL INVESTMENTS — 101.1% (amortized cost $669,556,273)(e)					669,556,273
Liabilities in excess of other assets — (1.1)%					(7,430,543)

NET ASSETS — 100.0%					$662,125,730

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2015.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security or securities that has been deemed illiquid.

(d)	Repurchase agreements are collateralized by GNMA (coupon rates 3.500%-5.000%, maturity dates 08/20/33-09/20/45) and U.S. Treasury Note (coupon rate 2.000%, maturity date 10/31/21). Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.
(e)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$92,704,228	$—
Commercial Paper	—	155,197,150	—
Other Corporate Obligations	—	40,187,264	—
Time Deposits	—	22,239,000	—
U.S. Government Agency Obligations	—	299,679,243	—
U.S. Treasury Obligations	—	16,549,388	—
Repurchase Agreements	—	43,000,000	—

Total	$—	$669,556,273	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange, where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

The Fund values all of its securities of sufficient credit quality at amortized cost, which approximates fair value as permitted by Rule 2a-7 of the Investment Company Act of 1940, as amended. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Fund’s Valuation Committee.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential MoneyMart Assets, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     December 18, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date December 18, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date     December 18, 2015

*	Print the name and title of each signing officer under his or her signature.